Osterweis Opportunity Fund
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Aerospace & Defense - 2.1%
VSE Corp.	36,525	$6,310,424

Banks - 3.0%
Axos Financial, Inc. (a)	107,400	9,253,584

Biotechnology - 5.2%
Twist Bioscience Corp. (a)	193,035	6,123,070
uniQure NV (a)	45,790	1,095,755
Vericel Corp. (a)	243,490	8,768,075
		15,986,900

Building Products - 2.9%
Modine Manufacturing Co. (a)	67,155	8,965,864

Commercial Services & Supplies - 3.9%
Casella Waste Systems, Inc. - Class A (a)	121,335	11,883,550

Construction & Engineering - 0.4%
Cardinal Infrastructure Group, Inc. - Class A (a)	56,955	1,377,172

Electrical Equipment - 1.9%
Amprius Technologies, Inc. (a)	341,455	2,694,080
Nextpower, Inc. - Class A (a)	36,255	3,158,173
		5,852,253

Electronic Equipment, Instruments & Components - 3.0%
Novanta, Inc. (a)	76,530	9,106,305

Financial Services - 3.4%
Affirm Holdings, Inc. (a)	34,635	2,577,883
Chime Financial, Inc. - Class A (a)	317,755	7,997,893
		10,575,776

Food Products - 2.6%
Vital Farms, Inc. (a)	252,435	8,062,774

Health Care Equipment & Supplies - 9.1%
Artivion, Inc. (a)	166,472	7,592,788
AtriCure, Inc. (a)	153,015	6,053,273
Glaukos Corp. (a)	76,470	8,634,228
PROCEPT BioRobotics Corp. (a)	178,810	5,625,363
		27,905,652

Health Care Providers & Services - 5.4%
Guardant Health, Inc. (a)	102,325	10,451,475
Hinge Health, Inc. - Class A (a)	129,490	6,014,811
		16,466,286

Health Care Technology - 2.0%
Waystar Holding Corp. (a)	190,665	6,244,279

Hotels, Restaurants & Leisure - 6.6%
Cava Group, Inc. (a)	65,775	3,860,335
Genius Sports Ltd. (a)	623,875	6,875,102
Life Time Group Holdings, Inc. (a)	363,145	9,652,394
		20,387,831

Insurance - 1.9%
Palomar Holdings, Inc. (a)	43,250	5,828,370

IT Services - 1.9%
Twilio, Inc. - Class A (a)	41,520	5,905,805

Life Sciences Tools & Services - 2.2%
Repligen Corp. (a)	41,175	6,746,935

Machinery - 5.7%
CECO Environmental Corp. (a)	168,340	10,075,149
SPX Technologies, Inc. (a)	36,298	7,261,778
		17,336,927

Oil, Gas & Consumable Fuels - 1.8%
Magnolia Oil & Gas Corp. - Class A	245,505	5,374,104

Professional Services - 2.1%
Huron Consulting Group, Inc. (a)	36,600	6,328,506

Real Estate Management & Development - 3.9%
FirstService Corp.	77,055	11,984,364

Semiconductors & Semiconductor Equipment - 11.4%
Lattice Semiconductor Corp. (a)	120,845	8,891,775
MACOM Technology Solutions Holdings, Inc. (a)	45,890	7,860,039
Rambus, Inc. (a)	66,985	6,155,252
Silicon Motion Technology Corp. - Class ADR - ADR	42,355	3,926,309
SiTime Corp. (a)	23,101	8,159,042
		34,992,417

Software - 6.6%
Agilysys, Inc. (a)	29,620	3,520,041
Braze, Inc. - Class A (a)	52,245	1,791,481
Guidewire Software, Inc. (a)	28,298	5,688,181
ServiceTitan, Inc. - Class A (a)	88,270	9,400,755
		20,400,458

Textiles, Apparel & Luxury Goods - 2.2%
Birkenstock Holding PLC (a)	167,785	6,862,406

Tobacco - 2.3%
Turning Point Brands, Inc.	63,755	6,911,042
TOTAL COMMON STOCKS (Cost $265,765,462)		287,049,984

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 7.1%	Shares	Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.59% (b)	21,684,976	21,684,976
TOTAL MONEY MARKET FUNDS (Cost $21,684,976)		21,684,976

TOTAL INVESTMENTS - 100.6% (Cost $287,450,438)		308,734,960
Liabilities in Excess of Other Assets - (0.6)%		(1,970,031)
TOTAL NET ASSETS - 100.0%		$306,764,929

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Osterweis Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$287,049,984	$–	$–	$287,049,984
Money Market Funds	21,684,976	–	–	21,684,976
Total Investments	$308,734,960	$–	$–	$308,734,960

Refer to the Schedule of Investments for further disaggregation of investment categories.